Long-Term Investment (Details) - USD ($)			12 Months Ended
	Aug. 26, 2025	Aug. 15, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Initial fair value (in Dollars)	$ 7,097,000
Investment (in Dollars)			$ 3,325,000
Unrealized losses (in Dollars)			$ 3,772,000
Share Purchase Agreement [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Shares issued (in Shares)		3,000
Nominal consideration investment (in Dollars)		$ 3,079,700
Weighted average cost of capital [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value percent			0.50%
Discount for lack of marketability [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value percent			5.00%
Minimum [Member] | Discount for lack of marketability [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value percent			5.00%
Minimum [Member] | Perpetual growth rate [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value percent			0.50%
Maximum [Member] | Discount for lack of marketability [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value percent			6.00%
Maximum [Member] | Perpetual growth rate [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value percent			3.00%
Class B ordinary shares [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Shares issued (in Shares)	104,000,000	104,000,000
Tongxin Innovation Limited [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issued percent	30.00%	30.00%
Investment (in Dollars)			$ 3,325,000